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FEDERATED LARGE CAP GROWTH FUND
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A Portfolio of Federated Equity Funds

Class A Shares
Class B Shares
Class C Shares

Supplement to Prospectus dated December 31, 2006

A special meeting of the shareholders of Federated Large Cap Growth Fund ("LCGF") will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on June 22, 2007 for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated MDT Large Cap Growth Fund ("MLCGF") would acquire all of the assets of LCGF in exchange for Class A Shares, Class B Shares and Class C Shares of MLCGF to be distributed pro rata by LCGF in complete liquidation and termination of LCGF; and

2. To transact such other business as may properly come before the special meeting or any adjournment thereof.

Shareholders of LCGF as of April 24, 2007, will be receiving in the mail a Prospectus/Proxy Statement that provides additional information regarding the proposed Reorganization. If shareholders of LCGF approve the Reorganization, each owner of LCGF's Class A Shares, Class B Shares and Class C Shares will become the owner of Class A Shares, Class B Shares and Class C Shares of MLCGF, in each case having a total net asset value ("NAV") equal to the total NAV of his or her holdings in LCGF on the date of the Reorganization.


This document does not constitute an offer of any securities of Federated MDT Large Cap Growth Fund. Such an offer will be made only by the Prospectus/Proxy Statement.


                                                                   May 2, 2007




Federated Large Cap Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor





Cusip 314172842
Cusip 314172834
Cusip 314172826

36602 (05/07)